Cover	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2023
Entity Registrant Name	Doximity, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40508
Entity Tax Identification Number	27-2485512
Entity Address, Address Line One	500 3rd St.
Entity Address, Address Line Two	Suite 510
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	650
Local Phone Number	549-4330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	DOCS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001516513
Amendment Flag	false